Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0001743907
Registrant Name	Sun Country Airlines Holdings, Inc.
Registration File Number	333-269023
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES